Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 84.5%
BlackRock Advantage Emerging Markets Fund, Class K	108,439	$1,080,051
BlackRock Tactical Opportunities Fund, Class K	87,654	1,247,323
Diversified Equity Master Portfolio	$27,706,652	27,706,652
International Tilts Master Portfolio	$7,133,031	7,133,031
iShares Developed Real Estate Index Fund, Class K	175,601	1,654,157
iShares MSCI Canada ETF(b)	30,590	1,170,985
iShares MSCI EAFE ETF(b)	5,322	425,015
iShares MSCI EAFE Small-Cap ETF	9,051	573,200
iShares Russell 2000 ETF	418	87,905

		41,078,319

Fixed-Income Funds — 1.0%
BlackRock Diversified Fixed Income Fund, Class K	2,353	22,540
BlackRock High Yield Bond Portfolio, Class K	31,525	222,881
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,479	161,093
iShares TIPS Bond ETF	574	61,653

		468,167

Security	Shares	Value

Money Market Funds — 17.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	1,790,914	$1,791,631
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	6,669,026	6,669,026

		8,460,657

Total Investments — 102.9% (Cost: $45,285,567)		50,007,143

Liabilities in Excess of Other Assets — (2.9)%		(1,408,712)

Net Assets — 100.0%		$48,598,431

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$1,038,844	$—		$—	$—	$41,207	$1,080,051	108,439	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	924,625	867,324	(a)	—	(109)	(209)	1,791,631	1,790,914	981	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,665,368	3,003,658	(a)	—	—	—	6,669,026	6,669,026	78,400		—
BlackRock Diversified Fixed Income Fund, Class K	8,429	14,193		—	—	(82)	22,540	2,353	153		—
BlackRock High Yield Bond Portfolio, Class K	179,336	270,925		(229,242)	642	1,220	222,881	31,525	4,417		—
BlackRock Tactical Opportunities Fund, Class K	1,164,928	—		—	—	82,395	1,247,323	87,654	—		—
Diversified Equity Master Portfolio	15,095,245	10,294,911	(a)(c)	—	1,176,754	1,139,742	27,706,652	$27,706,652	79,506		—
International Tilts Master Portfolio	4,516,066	2,252,231	(a)(c)	—	44,689	320,045	7,133,031	$7,133,031	39,014		—
iShares Developed Real Estate Index Fund, Class K	1,004,205	881,999		(233,003)	(4,728)	5,684	1,654,157	175,601	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	163,666	—		—	—	(2,573)	161,093	1,479	1,156		—
iShares MSCI Canada ETF	740,533	378,002		—	—	52,450	1,170,985	30,590	—		—
iShares MSCI EAFE ETF	198,246	200,620		—	—	26,149	425,015	5,322	—		—
iShares MSCI EAFE Small-Cap ETF	560,257	—		—	—	12,943	573,200	9,051	—		—
iShares Russell 2000 ETF	83,897	—		—	—	4,008	87,905	418	218		—
iShares TIPS Bond ETF	7,524	54,015		—	—	114	61,653	574	—		—

					$1,217,248	$1,683,093	$50,007,143		$203,845		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Ultra U.S. Treasury Bond	4	06/18/24	$516	$4,868
E-mini Russell 2000 Index	16	06/21/24	1,717	32,062
Euro Stoxx 50 Index	9	06/21/24	490	11,069
MSCI EAFE Index	21	06/21/24	2,475	7,778
MSCI Emerging Markets Index	64	06/21/24	3,357	(31,576)
S&P 500 E-Mini Index	2	06/21/24	531	12,200
S&P 500 Micro E-Mini Index	42	06/21/24	1,115	18,356

				$54,757

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	68,000	USD	50,175	Morgan Stanley & Co. International PLC	06/20/24	$83

USD	8,182	CAD	11,000	Morgan Stanley & Co. International PLC	06/20/24	52

USD	25,305	EUR	23,000	Deutsche Bank AG	06/20/24	413

						548

AUD	2,042,339	USD	1,357,465	JPMorgan Chase Bank N.A.	06/20/24	(23,656)

AUD	125,000	USD	82,857	Morgan Stanley & Co. International PLC	06/20/24	(1,222)

CAD	597,423	USD	444,378	State Street Bank and Trust Co.	06/20/24	(2,829)

EUR	821,283	USD	903,524	Morgan Stanley & Co. International PLC	06/20/24	(14,686)

EUR	67,000	USD	72,816	Standard Chartered Bank	06/20/24	(304)

						(42,697)

						$(42,149)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	57	$4,764	$—	$4,764

1-Day SOFR plus 0.38%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	458	38,337	—	38,337

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	363	29,360	—	29,360

									$72,461	$—	$72,461

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$6,238,636	$—	$—	$6,238,636
Fixed-Income Funds	468,167	—	—	468,167
Money Market Funds	8,460,657	—	—	8,460,657

	$15,167,460	$—	$—	15,167,460

Investments Valued at NAV(a)				34,839,683

				$50,007,143

Derivative Financial Instruments(b)
Assets
Equity Contracts	$70,396	$83,530	$—	$153,926
Foreign Currency Exchange Contracts	—	548	—	548
Interest Rate Contracts	4,868	—	—	4,868
Liabilities
Equity Contracts	(31,576)	—	—	(31,576)
Foreign Currency Exchange Contracts	—	(42,697)	—	(42,697)

	$43,688	$41,381	$—	$85,069

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	3